Schedule of unvested restricted stock units activity (Details) - 2022 Share Incentive Plan [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Awarded and Unvested, Beginning Balance	260,683	130,722
Weighted average grant date fair value, Awarded and Unvested, Beginning Balance	$ 8.35	$ 8.50
Number of RSUs, Granted	649,793	199,998
Weighted average grant date fair value, Granted	$ 2.09	$ 8.30
Number of RSUs, Vested	69,887	64,544
Weighted average grant date fair value, Vested	$ 8.36	$ 8.50
Number of RSUs, Canceled/forfeited	53,099	5,493
Weighted average grant date fair value, Canceled/forfeited	$ 3.62	$ 8.50
Number of RSUs, Vested	(69,887)	(64,544)
Number of RSUs, Canceled/forfeited	(53,099)	(5,493)
Number of RSUs, Awarded and Unvested, Ending Balance	787,490	260,683
Weighted average grant date fair value, Awarded and Unvested, Ending Balance	$ 3.50	$ 8.35
Number of RSUs, Expected to vest		852,223
Weighted average grant date fair value, Awarded and Unvested, Ending Balance	$ 4.25